Employee Benefit Plans	12 Months Ended
Dec. 27, 2014
Postemployment Benefits [Abstract]
Employee Benefit Plans

(12) Employee Benefit Plans

Deferred Compensation Plan—The Company sponsors employee 401(k) savings plans for salaried employees and certain union employees. The plans provide for various required and discretionary Company matches of employees’ eligible compensation contributed to the plans. The expense for all defined contribution plans totaled $3.8 million, $2.3 million and $2.2 million for the years ended December 27, 2014, December 28, 2013 and December 29, 2012, respectively.

Defined Benefit and Other Postretirement Benefits Plans—The Company’s subsidiary, Continental Cement, sponsors two noncontributory defined benefit pension plans for hourly and salaried employees. The plans are closed to new participants and benefits are frozen. Pension benefits for eligible hourly employees are based on a monthly pension factor for each year of credited service. Pension benefits for eligible salaried employees are generally based on years of service and average eligible compensation.

Continental Cement also sponsors unfunded healthcare and life insurance benefits plans for certain eligible retired employees. Effective January 1, 2014, the plan was amended to eliminate all future retiree health and life coverage for employees.

The funded status of the pension and other postretirement benefit plans is recognized in the consolidated balance sheets as the difference between the fair value of plan assets and the benefit obligations. For defined benefit pension plans, the benefit obligation is the projected benefit obligation (“PBO”) and for the healthcare and life insurance benefits plans, the benefit obligation is the accumulated postretirement benefit obligation (“APBO”). The PBO represents the actuarial present value of benefits expected to be paid upon retirement based on estimated future compensation levels. However, since the plans’ participants are not subject to future compensation increases, the plans’ PBO equals the APBO. The APBO represents the actuarial present value of postretirement benefits attributed to employee services already rendered. The fair value of plan assets represents the current market value of assets held by an irrevocable trust fund for the sole benefit of participants. The measurement of the benefit obligations are based on the Company’s estimates and actuarial valuations. These valuations reflect the terms of the plan and use participant-specific information, such as compensation, age and years of service, as well as certain assumptions that require significant judgment, including estimates of discount rates, expected return on plan assets, rate of compensation increases, interest-crediting rates and mortality rates.

The Company uses its fiscal year-end as the measurement date for its defined benefit pension and other postretirement benefit plans.

Obligations and Funded Status—The following information is as of December 27, 2014 and December 28, 2013 and for the years ended December 27, 2014, December 28, 2013 and December 29, 2012:

	2014		2013
	Pension benefits	Healthcare & Life Ins.	Pension benefits	Healthcare & Life Ins.
Change in benefit obligations:
Beginning of period	$25,644	$14,155	$28,674	$15,810
Service cost	75	106	295	236
Interest cost	1,081	493	963	513
Actuarial loss (gain)	3,798	1,992	(2,674)	(1,048)
Special termination benefits	—	—	—	39
Change in plan provision	—	(2,553)	—	—
Benefits paid	(1,689)	(837)	(1,614)	(1,395)

End of period	28,909	13,356	25,644	14,155

Change in fair value of plan assets:
Beginning of period	$19,074	$—	$17,863	$—
Actual return on plan assets	526	—	1,512	—
Employer contributions	961	837	1,313	1,395
Benefits paid	(1,689)	(837)	(1,614)	(1,395)

End of period	18,872	—	19,074	—

Funded status of plans	$(10,037)	$(13,356)	$(6,570)	$(14,155)

Current liabilities	$—	$(1,041)	$—	$(1,268)
Noncurrent liabilities	(10,037)	(12,315)	(6,570)	(12,887)

Liability recognized	$(10,037)	$(13,356)	$(6,570)	$(14,155)

Amounts recognized in accumulated other comprehensive loss:
Net actuarial loss	$9,365	$5,904	$4,831	$4,139
Prior service cost	—	(2,380)	—	(1,346)

Total amount recognized	$9,365	$3,524	$4,831	$2,793

The amount recognized in accumulated other comprehensive income (“AOCI”) is the actuarial loss and prior service cost, which has not yet been recognized in periodic benefit cost, adjusted for amounts allocated to the redeemable noncontrolling interest. At December 27, 2014, the actuarial loss expected to be amortized from AOCI to periodic benefit cost in 2015 is $0.3 million and $0.1 million for the pension and postretirement obligations.

	2014		2013		2012
	Pension benefits	Healthcare & Life Ins.	Pension benefits	Healthcare & Life Ins.	Pension benefits	Healthcare & Life Ins.
Amounts recognized in other comprehensive loss (income):
Net actuarial gain (loss)	$4,650	$1,992	$(2,838)	$(1,048)	$2,444	$1,597
Prior service cost	—	(2,553)	—	—	—	—
Amortization of prior year service cost	—	174	—	180	—	180
Curtailment benefit	—	1,346	—	—	—	—
Amortization of gain	(117)	(227)	(387)	(314)	(261)	(312)

Total amount recognized	$4,533	$732	$(3,225)	$(1,182)	$2,183	$1,465

Components of net periodic benefit cost:
Service cost	$75	$106	$295	$236	$276	$207
Interest cost	1,081	493	963	513	1,055	585
Amortization of loss	117	227	387	314	261	312
Expected return on plan assets	(1,378)	—	(1,348)	—	(1,300)	(180)
Curtailment benefits	—	(1,346)	—	—	—	—
Special termination benefits	—	—	—	39	—	—
Amortization of prior service credit	—	(174)	—	(180)	—	—

Net periodic benefit cost	$(105)	$(694)	$297	$922	$292	$924

Assumptions—Weighted-average assumptions used to determine the benefit obligations as of year-end 2014 and 2013 are:

	2014		2013
	Pension benefits	Healthcare & Life Ins.	Pension benefits	Healthcare & Life Ins.
Discount rate	3.50% - 3.65%	3.52%	4.21% - 4.46%	4.33%
Expected long-term rate of return on plan assets	7.30%	N/A	7.50%	N/A

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 27, 2014, December 28, 2013 and December 29, 2012:

	2014		2013		2012
	Pension benefits	Healthcare & Life Ins.	Pension benefits	Healthcare & Life Ins.	Pension benefits	Healthcare & Life Ins.
Discount rate	4.21% - 4.46%	4.33%	3.30% - 3.57%	3.41%	3.89% - 4.07%	4.00%
Expected long-term rate of return on plan assets	7.50%	N/A	7.50%	N/A	7.50%	N/A

The expected long-term return on plan assets is based upon the Plans’ consideration of historical and forward-looking returns and the Company’s estimation of what a portfolio, with the target allocation described below, will earn over a long-term horizon. The discount rate is derived using the Citigroup Pension Discount Curve.

Assumed health care cost trend rates are 8% grading to 6% and 9% grading to 7% as of year-end 2014 and 2013, respectively. Assumed health care cost trend rates have a significant effect on the amounts reported for the Company’s healthcare and life insurance benefits plans. A one percentage-point change in assumed health care cost trend rates would have the following effects as of year-end 2014 and 2013:

	2014		2013
	Increase	Decrease	Increase	Decrease
Total service cost and interest cost components	$39	$(34)	$66	$(55)
APBO	1,333	(1,136)	1,251	(1,073)

Plan Assets—The defined benefit pension plans’ (the “Plans”) investment strategy is to minimize investment risk while generating acceptable returns. The Plans currently invest a relatively high proportion of the plan assets in fixed income securities, while the remainder is invested in equity securities, cash reserves and precious metals. The equity securities are diversified into funds with growth and value investment strategies. The target allocation for plan assets is as follows: equity securities – 30%; fixed income securities –63%; cash reserves –5%; and precious metals –2%. The Plans’ current investment allocations are within the tolerance of the target allocation. The Company had no Level 3 investments as of or for the years ended December 27, 2014 and December 28, 2013.

At year-end 2014 and 2013, the Plans’ assets were invested predominantly in fixed-income securities and publicly traded equities, but may invest in other asset classes in the future subject to the parameters of the investment policy. The Plans’ investments in fixed-income assets include U.S. Treasury and U.S. agency securities and corporate bonds. The Plans’ investments in equity assets include U.S. and international securities and equity funds. The Company estimates the fair value of the Plans’ assets using various valuation techniques and, to the extent available, quoted market prices in active markets or observable market inputs. The descriptions and fair value methodologies for the Plans’ assets are as follows:

Fixed Income Securities—Corporate and government bonds are classified as Level 2 assets, as they are either valued at quoted market prices from observable pricing sources at the reporting date or valued based upon comparable securities with similar yields and credit ratings.

Equity Securities—Equity securities are valued at the closing market price reported on a U.S. exchange where the security is actively traded and are therefore classified as Level 1 assets.

Cash—The carrying amounts of cash approximate fair value due to the short-term maturity.

Precious Metals—Precious metals are valued at the closing market price reported on a U.S. exchange where the security is actively traded and are therefore classified as Level 1 assets.

The fair value of the Plans’ assets by asset class and fair value hierarchy level as of December 27, 2014 and December 28, 2013 are as follows:

	2014
	Total fair value	Quoted prices in active markets for identical assets (Level 1)	Observable inputs (Level 2)
Fixed income securities:
Intermediate - government	$1,468	$—	$1,468
Intermediate - corporate	3,342	—	3,342
Short-term - government	2,435	—	2,435
Short-term - corporate	3,700	—	3,700
Equity securities:
U.S. Large cap value	1,180	1,180	—
U.S. Large cap growth	1,173	1,173	—
U.S. Mid cap value	590	590	—
U.S. Mid cap growth	598	598	—
U.S. Small cap value	597	597	—
U.S. Small cap growth	611	611	—
International	1,098	1,098	—
Cash	1,712	1,712	—
Precious metals	368	368	—

Total	$18,872	$7,927	$10,945

	2013
	Total fair value	Quoted prices in active markets for identical assets (Level 1)	Observable inputs (Level 2)
Fixed income securities:
Intermediate - government	$1,647	$—	$1,647
Intermediate - corporate	3,138	—	3,138
Short-term - government	2,168	—	2,168
Short-term - corporate	4,040	—	4,040
Equity securities:
U.S. Large cap value	1,221	1,221	—
U.S. Large cap growth	1,536	1,536	—
U.S. Mid cap value	600	600	—
U.S. Mid cap growth	603	603	—
U.S. Small cap value	610	610	—
U.S. Small cap growth	599	599	—
International	889	889	—
Cash	1,665	1,665	—
Precious metals	358	358	—

Total	$19,074	$8,081	$10,993

Cash Flows—The Company expects to contribute approximately $1.1 million and $1.0 million in 2015 to its pension plans and healthcare and life insurance benefits plans, respectively.

The estimated benefit payments for each of the next five years and the five-year period thereafter are as follows:

	Pension benefits	Healthcare and Life Insurance Benefits
2015	$1,715	$1,041
2016	1,743	1,015
2017	1,740	893
2018	1,773	893
2019	1,777	823
2020 - 2024	8,524	3,912

Total	$17,272	$8,577